Non-Controlling Interests - Subsidiaries and Operations with Non-Controlling Interests (Details) shares in Millions				1 Months Ended			4 Months Ended	7 Months Ended	11 Months Ended	12 Months Ended			19 Months Ended
	Oct. 19, 2018 MW	Aug. 01, 2017 shares	Jul. 31, 2017	Dec. 31, 2018	Jul. 30, 2018	Jan. 05, 2016	Nov. 29, 2018	Nov. 25, 2015	Jun. 21, 2018	Dec. 31, 2018 MW	Dec. 31, 2017	May 06, 2015	Jul. 31, 2017
TransAlta Cogeneration L.P.
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests										49.99%	49.99%
TransAlta Renewables
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests										39.10%	36.00%
Proportion of equity participation in subsidiary				60.90%	61.10%	62.00%	61.00%	72.80%	64.00%			70.30%	59.80%
TransAlta Renewables | Kent Hills wind farm
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests										17.00%
TransAlta Renewables | Australian Assets
Disclosure of subsidiaries [line items]
Proportion of equity participation in subsidiary		64.00%	59.80%
TransAlta Renewables | Class B shares | Australian Assets
Disclosure of subsidiaries [line items]
Shares offered for conversion		26.1
TransAlta Renewables | Common shares | Australian Assets
Disclosure of subsidiaries [line items]
Equity securities received upon conversion of shares		26.4
Kent Hills 3 Wind Project
Disclosure of subsidiaries [line items]
Increase in contractual power capacity (in megawatts) | MW	167									167